Related Party Transactions (10K) (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Oct. 28, 2015	Sep. 19, 2014	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 10, 2016	Jan. 08, 2016	Aug. 11, 2015
Consulting fees for related party				$ 75,000	$ 90,000
Maximum percentage of warrants purchase of fully diluted shares of common stock outstanding							4.00%
Warrant to purchase shares of common stock							1,800,364
Warrant strike price per share							$ 1.59
Fair value assumption, dividend yield			0.00%	0.00%
Related party expense				$ 112,500
AFH [Member]
Maximum percentage of warrants purchase of fully diluted shares of common stock outstanding						10.00%		2.50%
Warrant to purchase shares of common stock	158,229					1,260,255		867,163
Warrant strike price per share	$ 1.58
Fair value of warrants value	$ 275,000
Received cash for services				$ 408,750
12 Months [Member]
Percentage of vested and exercisable		33.33%
24 Months [Member]
Percentage of vested and exercisable		33.34%
Consultant [Member]
Maximum percentage of warrants purchase of fully diluted shares of common stock outstanding		3.00%
Warrant to purchase shares of common stock		699,671
Warrant strike price per share		$ 1.00
Consultant term		7 years
Percentage of vested and exercisable		33.33%
Fair value of warrants value		$ 614,049
Fair value assumption, expected volatility		113.70%
Fair value assumption, risk-free interest rate		2.29%
Fair value assumption, contractual term		7 years
Fair value assumption, dividend yield		0.00%